Marketable securities, Measured at FVOCI (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Fair value [Abstract]
Revaluation adjustment	$ 41	$ (493)
Top of Range [Member]
Fair value [Abstract]
Marketable securities at FVOCI maturity period	3 years
FVOCI [Member]
Fair value [Abstract]
Opening balance	$ 62,446
Accrued interest	721
Interest received	(212)
Redemptions and disposals of marketable securities	(5,170)
Revaluation adjustment	41
Closing balance	$ 57,826